UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23013

Goldman Sachs ETF Trust

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Annual Shareholder Report

December 31, 2024

Goldman Sachs Nasdaq-100 Core Premium Income ETF

The NASDAQ Stock Market LLC: GPIQ

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Core Premium Income ETF (the “Fund”) for the period of September 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$10	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The broad U.S. equity market rose in September 2024, as long-held expectations of interest rate cuts by the Federal Reserve finally materialized, heightening soft economic landing optimism. In the fourth quarter, the U.S. equity market continued to rally, especially following the U.S. presidential election, as reduced market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve investor sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

This actively-managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the NASDAQ-100 (Index)—and uses a dynamic option overwrite strategy as it seeks to deliver current income while maintaining prospects for capital appreciation.

 Top Contributors from Performance

  The Fund’s short call option overlay strategy contributed to total returns, helping the Fund to outperform the Index.

  Exposures to electric vehicle maker Tesla, semiconductor company Broadcom and e-commerce giant Amazon.com contributed most positively to the Fund's returns during the period from September 1, 2024 through December 31, 2024 (approximately 3.8%, 4.6% and 5.9% of Fund net assets as of December 31, 2024, respectively).

  At a sector level, consumer discretionary, information technology and communication services contributed most positively to the Fund’s absolute performance during the reporting period.

Top Detractors from Performance

  Exposures to software company Adobe, biotechnology company Regeneron Pharmaceuticals and semiconductor company Advanced Micro Devices detracted most from the Fund’s returns during the reporting period (approximately 1.2%, 0.5% and 1.2% of Fund net assets as of December 31, 2024, respectively).

  The health care, consumer staples and materials sectors detracted most from the Fund’s absolute performance during the reporting period.

Goldman Sachs Nasdaq-100 Core Premium Income ETF

GPIQ

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	Nasdaq 100 (Total Return, Unhedged, USD)	S&P 500® Index
10/24/23	$10,000	$10,000	$10,000
12/23	$11,039	$11,433	$11,267
12/24	$13,595	$14,392	$14,086

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced October 24, 2023)	7.89%	29.47%
Nasdaq 100 (Total Return, Unhedged, USD)	25.88%	35.82%
S&P 500® Index	25.02%	33.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares. In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Nasdaq-100 Core Premium Income ETF

GPIQ

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$339,870,660
# of Portfolio Holdings	101
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$239,958

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 31, 2024, the Fund's fiscal year end changed from August 31 to December 31.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	51.3%
Communication Services	15.1%
Consumer Discretionary	14.7%
Consumer Staples	5.5%
Health Care	5.0%
Industrials	4.6%
Materials	1.3%
Utilities	1.2%
Energy	0.6%
Other	0.7%

Goldman Sachs Nasdaq-100 Core Premium Income ETF

GPIQ

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Nasdaq® is a registered trademark of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations" and are licensed by Goldman Sachs Asset Management. The Goldman Sachs Nasdaq-100 Core Premium Income ETF has not been passed on by the Corporations as to their legality or suitability. The Goldman Sachs Nasdaq-100 Core Premium Income ETF is not issued, endorsed, sold, or promoted by the Corporatiions. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Nasdaq-100 Core Premium Income ETF

38149W630-AR-1224  GPIQ

Annual Shareholder Report

December 31, 2024

Goldman Sachs S&P 500 Core Premium Income ETF

The NASDAQ Stock Market LLC: GPIX

Fund Overview

This annual shareholder report contains important information about Goldman Sachs S&P 500 Core Premium Income ETF (the “Fund”) for the period of September 1, 2024 to December 31, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$10	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The broad U.S. equity market rose in September 2024, as long-held expectations of interest rate cuts by the Federal Reserve finally materialized, heightening soft economic landing optimism. In the fourth quarter, the U.S. equity market continued to rally, especially following the U.S. presidential election, as reduced market volatility, coupled with positive momentum from expectations of corporate tax cuts, helped improve investor sentiment and bolster returns. The Fed enacted two additional interest rate cuts but intimated that future cuts would likely occur at a slower cadence, dampening market confidence in December 2024.

This actively-managed Fund invests in a portfolio of stocks comprised significantly of those included in the Fund's benchmark index—the S&P 500® (Index)—and uses a dynamic option overwrite strategy as it seeks to provide current income while maintaining prospects for capital appreciation.

Top Contributors to Performance:

  The Fund’s short call option overlay strategy contributed to total returns, helping the Fund to outperform the Index.

  Exposures to electric vehicle maker Tesla, computer graphics processors and related software manufacturer NVIDIA and e-commerce giant Amazon.com contributed most positively to the Fund’s returns during the period from September 1, 2024 through December 31, 2024 (approximately 2.2%, 6.6% and 4.1% of Fund net assets as of December 31, 2024, respectively).

  At a sector level, information technology, consumer discretionary and communication services contributed most positively to the Fund’s absolute performance during the reporting period.

Top Detractors from Performance:

  Exposures to pharmaceuticals company Eli Lilly & Company, health care insurance and other services company UnitedHealth Group and software company Adobe detracted most from the Fund’s returns during the reporting period (approximately 1.2%, 0.9% and 0.4% of Fund net assets as of December 31, 2024, respectively).

  The health care, materials and energy sectors detracted most from the Fund’s absolute performance during the reporting period.

Goldman Sachs S&P 500 Core Premium Income ETF

GPIX

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or less if the Fund has been in operation for less than 10 years). For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Shares based on NAV	S&P 500® Index
10/24/23	$10,000	$10,000
12/23	$11,039	$11,267
12/24	$13,436	$14,086

Average Annual Total Returns (%)

	1 Year	Since Inception
Shares based on NAV (Commenced October 24, 2023)	5.14%	28.19%
S&P 500® Index	25.02%	33.39%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return, principal value and market share price will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at:am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale or redemption of Fund shares.

Goldman Sachs S&P 500 Core Premium Income ETF

GPIX

Key Fund Statistics (as of December 31, 2024)

Total Net Assets	$362,309,252
# of Portfolio Holdings	503
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid	$246,657

Material Fund Changes

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective December 31, 2024, the Fund's fiscal year end changed from August 31 to December 31.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.4%
Financials	13.6%
Consumer Discretionary	11.3%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Other	4.2%

Goldman Sachs S&P 500 Core Premium Income ETF

GPIX

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

S&P 500 is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Goldman Sachs Asset Management. S&P®, S&P 500®, US 500, and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Goldman Sachs Asset Management. Goldman Sachs S&P 500 Core Premium Income ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2025 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs S&P 500 Core Premium Income ETF

38149W622-AR-1224  GPIX

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust to which this certified shareholder report relates.

	2024	2023	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,075,295	$924,639	Financial Statement audits.

Audit-Related Fees:

• PwC	$393,867	$170,100	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2024	2023	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,122,312	$2,122,312	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust (“GS ETF”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF Trust’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF, the Audit Committee will pre-approve those non-audit services provided to GS ETF’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF) where the engagement relates directly to the operations or financial reporting of GS ETF.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF’s service affiliates listed in Table 2 were approved by GS ETF’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF by PwC for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $393,867 and $170,100, respectively. The aggregate non-audit fees billed to GS ETF’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2023 and December 31, 2022 were approximately $18.0 million and $17.1 million, respectively. The figures for these entities are not yet available for the twelve months ended December 31, 2024. With regard to the aggregate non-audit fees billed to GS ETF’s adviser and service affiliates, the 2023 and 2022 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF’s operations or financial reporting.

Item 4(h) — GS ETF’s Audit Committee has considered whether the provision of non-audit services to GS ETF’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, and Gregory G. Weaver, each a Trustee of the Registrant.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Annual Financial Statements December 31, 2024 Goldman Sachs Core Premium Income ETFs Goldman Sachs Nasdaq-100 Core Premium Income ETF (GPIQ) Goldman Sachs S&P 500 Core Premium Income ETF (GPIX)

Goldman Sachs Core Premium Income ETFs

Page

GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 100.1%

Communication Services – 15.1%
51,382	Alphabet, Inc., Class A	$9,726,613
48,664	Alphabet, Inc., Class C	9,267,572
3,073	Charter Communications, Inc., Class A*	1,053,332
82,576	Comcast Corp., Class A	3,099,077
5,673	Electronic Arts, Inc.	829,960
19,166	Meta Platforms, Inc., Class A	11,221,885
9,246	Netflix, Inc.*	8,241,145
3,796	Take-Two Interactive Software, Inc.*	698,768
25,106	T-Mobile US, Inc.	5,541,647
9,728	Trade Desk, Inc. (The), Class A*	1,143,332
53,071	Warner Bros Discovery, Inc.*	560,960

		51,384,291

Consumer Discretionary – 14.7%
9,361	Airbnb, Inc., Class A*	1,230,129
92,466	Amazon.com, Inc.*	20,286,116
716	Booking Holdings, Inc.	3,557,389
8,415	DoorDash, Inc., Class A*	1,411,616
2,548	Lululemon Athletica, Inc.*	974,381
6,015	Marriott International, Inc., Class A	1,677,824
1,092	MercadoLibre, Inc. (Brazil)*	1,856,880
1,251	O’Reilly Automotive, Inc.*	1,483,436
14,452	PDD Holdings, Inc. ADR (China)*	1,401,699
7,175	Ross Stores, Inc.	1,085,362
24,527	Starbucks Corp.	2,238,089
31,899	Tesla, Inc.*	12,882,092

		50,085,013

Consumer Staples – 5.5%
9,957	Coca-Cola Europacific Partners
	PLC (United Kingdom)	764,797
9,588	Costco Wholesale Corp.	8,785,197
29,345	Keurig Dr Pepper, Inc.	942,562
26,155	Kraft Heinz Co. (The)	803,220
28,925	Mondelez International, Inc., Class A	1,727,690
21,038	Monster Beverage Corp.*	1,105,757
29,685	PepsiCo, Inc.	4,513,901

		18,643,124

Energy – 0.6%
21,410	Baker Hughes Co.	878,238
6,316	Diamondback Energy, Inc.	1,034,750

		1,912,988

Financials – 0.5%
21,688	PayPal Holdings, Inc.*	1,851,071

Health Care – 5.0%
11,632	Amgen, Inc.	3,031,764
12,597	AstraZeneca PLC ADR (United Kingdom)	825,355
3,150	Biogen, Inc.*	481,698
8,449	Dexcom, Inc.*	657,079
9,883	GE HealthCare Technologies, Inc.	772,653

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
26,964	Gilead Sciences, Inc.	$2,490,665
1,767	IDEXX Laboratories, Inc.*	730,548
7,705	Intuitive Surgical, Inc.*	4,021,702
2,335	Regeneron Pharmaceuticals, Inc.*	1,663,291
5,571	Vertex Pharmaceuticals, Inc.*	2,243,442

		16,918,197

Industrials – 4.6%
8,818	Automatic Data Processing, Inc.	2,581,293
1,646	Axon Enterprise, Inc.*	978,251
8,721	Cintas Corp.	1,593,327
20,846	Copart, Inc.*	1,196,352
41,721	CSX Corp.	1,346,336
12,396	Fastenal Co.	891,396
14,066	Honeywell International, Inc.	3,177,369
4,622	Old Dominion Freight Line, Inc.	815,321
11,341	PACCAR, Inc.	1,179,691
7,785	Paychex, Inc.	1,091,613
3,052	Verisk Analytics, Inc.	840,612

		15,691,561

Information Technology – 51.3%
9,526	Adobe, Inc.*	4,236,022
35,105	Advanced Micro Devices, Inc.*	4,240,333
10,734	Analog Devices, Inc.	2,280,546
1,894	ANSYS, Inc.*	638,903
132,923	Apple, Inc.	33,286,578
17,839	Applied Materials, Inc.	2,901,157
6,459	AppLovin Corp., Class A*	2,091,618
2,771	ARM Holdings PLC ADR*	341,831
1,921	ASML Holding NV (Netherlands)	1,331,407
3,493	Atlassian Corp., Class A*	850,126
4,654	Autodesk, Inc.*	1,375,583
67,923	Broadcom, Inc.	15,747,268
5,929	Cadence Design Systems, Inc.*	1,781,427
2,882	CDW Corp.	501,583
86,167	Cisco Systems, Inc.	5,101,086
10,724	Cognizant Technology Solutions Corp., Class A	824,676
5,057	Crowdstrike Holdings, Inc., Class A*	1,730,303
6,778	Datadog, Inc., Class A*	968,508
16,583	Fortinet, Inc.*	1,566,762
11,955	GLOBALFOUNDRIES, Inc.*	512,989
93,309	Intel Corp.	1,870,845
6,058	Intuit, Inc.	3,807,453
2,893	KLA Corp.	1,822,937
27,837	Lam Research Corp.	2,010,667
18,740	Marvell Technology, Inc.	2,069,833
11,620	Microchip Technology, Inc.	666,407
24,105	Micron Technology, Inc.	2,028,677
65,380	Microsoft Corp.	27,557,670
3,962	MicroStrategy, Inc., Class A*	1,147,474
1,596	MongoDB, Inc.*	371,565
215,352	NVIDIA Corp.	28,919,620
5,499	NXP Semiconductors NV (China)	1,142,967

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS NASDAQ-100 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
9,210	ON Semiconductor Corp.*	$580,690
47,179	Palantir Technologies, Inc., Class A*	3,568,148
14,193	Palo Alto Networks, Inc.*	2,582,558
24,032	QUALCOMM, Inc.	3,691,796
2,317	Roper Technologies, Inc.	1,204,492
3,325	Synopsys, Inc.*	1,613,822
19,733	Texas Instruments, Inc.	3,700,135
4,611	Workday, Inc., Class A*	1,189,776
3,321	Zscaler, Inc.*	599,142

		174,455,380

Materials – 1.3%
10,303	Linde PLC	4,313,557

Real Estate – 0.2%
8,871	CoStar Group, Inc.*	635,075

Utilities – 1.3%
11,517	American Electric Power Co., Inc.	1,062,213
6,769	Constellation Energy Corp.	1,514,293
21,737	Exelon Corp.	818,181

Shares	Description	Value

Common Stocks – (continued)

Utilities – (continued)
12,425	Xcel Energy, Inc.	$838,936

		4,233,623

TOTAL INVESTMENTS – 100.1% (Cost $306,158,895)		$340,123,880

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(253,220)

NET ASSETS – 100.0%		$339,870,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

 WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following written option contracts:

 OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:

Calls
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	$513.00	03/02/2025	(27)	$(1,385)	$(31,256)	$ (30,314)	$ (942)
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	523.00	01/27/2025	(671)	(35,093)	(327,469)	(692,304)	364,835
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	523.00	01/20/2025	(718)	(37,551)	(256,554)	(832,701)	576,147
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	531.00	01/13/2025	(770)	(40,887)	(43,800)	(669,081)	625,281
Invesco QQQ Trust Series 1	Morgan Stanley and Co.	527.00	01/06/2025	(587)	(30,935)	(8,163)	(471,801)	463,638
Total written option contracts				(2,773)	$(145,851)	$(667,242)	$ (2,696,201)	$ 2,028,959

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments December 31, 2024

Shares	Description	Value

Common Stocks – 99.8%

Communication Services – 9.4%
42,423	Alphabet, Inc., Class A	$8,030,674
34,551	Alphabet, Inc., Class C	6,579,892
51,626	AT&T, Inc.	1,175,524
715	Charter Communications, Inc., Class A*	245,081
27,864	Comcast Corp., Class A	1,045,736
1,661	Electronic Arts, Inc.	243,004
1,632	Fox Corp., Class A	79,283
984	Fox Corp., Class B	45,008
2,714	Interpublic Group of Cos., Inc. (The)	76,046
1,196	Live Nation Entertainment, Inc.*	154,882
1,747	Match Group, Inc.*	57,145
15,836	Meta Platforms, Inc., Class A	9,272,136
3,107	Netflix, Inc.*	2,769,331
2,581	News Corp., Class A	71,081
652	News Corp., Class B	19,840
1,453	Omnicom Group, Inc.	125,016
4,371	Paramount Global, Class B	45,721
1,171	Take-Two Interactive Software,
	Inc.*	215,558
3,546	T-Mobile US, Inc.	782,709
30,564	Verizon Communications, Inc.	1,222,254
13,158	Walt Disney Co. (The)	1,465,143
16,239	Warner Bros Discovery, Inc.*	171,646

		33,892,710

Consumer Discretionary – 11.3%
3,108	Airbnb, Inc., Class A*	408,422
67,967	Amazon.com, Inc.*	14,911,280
1,831	Aptiv PLC (Jersey)*	110,739
120	AutoZone, Inc.*	384,240
1,383	Best Buy Co., Inc.	118,661
237	Booking Holdings, Inc.	1,177,516
1,856	BorgWarner, Inc.	59,002
1,648	Caesars Entertainment, Inc.*	55,076
1,221	CarMax, Inc.*	99,829
7,728	Carnival Corp.*	192,582
9,846	Chipotle Mexican Grill, Inc.*	593,714
2,158	D.R. Horton, Inc.	301,732
848	Darden Restaurants, Inc.	158,313
1,104	Deckers Outdoor Corp.*	224,211
255	Domino’s Pizza, Inc.	107,039
3,349	eBay, Inc.	207,471
885	Expedia Group, Inc.*	164,902
28,546	Ford Motor Co.	282,605
1,111	Garmin Ltd.	229,155
8,047	General Motors Co.	428,664
979	Genuine Parts Co.	114,308
970	Hasbro, Inc.	54,233
1,815	Hilton Worldwide Holdings, Inc.	448,595
7,282	Home Depot, Inc. (The)	2,832,625
2,450	Las Vegas Sands Corp.	125,832
1,799	Lennar Corp., Class A	245,330
1,928	LKQ Corp.	70,854
4,180	Lowe’s Cos., Inc.	1,031,624
811	Lululemon Athletica, Inc.*	310,134
1,686	Marriott International, Inc., Class A	470,293

Shares	Description	Value

Common Stocks – (continued)

Consumer Discretionary – (continued)
5,240	McDonald’s Corp.	$1,519,024
1,919	MGM Resorts International*	66,493
438	Mohawk Industries, Inc.*	52,179
8,624	NIKE, Inc., Class B	652,578
3,425	Norwegian Cruise Line Holdings Ltd.*	88,125
20	NVR, Inc.*	163,578
421	O’Reilly Automotive, Inc.*	499,222
253	Pool Corp.	86,258
1,553	PulteGroup, Inc.	169,122
298	Ralph Lauren Corp.	68,832
2,353	Ross Stores, Inc.	355,938
1,832	Royal Caribbean Cruises Ltd.	422,624
8,257	Starbucks Corp.	753,451
1,773	Tapestry, Inc.	115,830
20,284	Tesla, Inc.*	8,191,491
8,119	TJX Cos., Inc. (The)	980,856
3,829	Tractor Supply Co.	203,167
304	Ulta Beauty, Inc.*	132,219
688	Wynn Resorts Ltd.	59,278
2,106	Yum! Brands, Inc.	282,541

		40,781,787

Consumer Staples – 5.4%
12,448	Altria Group, Inc.	650,906
3,475	Archer-Daniels-Midland Co.	175,557
1,198	Brown-Forman Corp., Class B	45,500
1,038	Bunge Global SA	80,715
1,367	Campbell Soup Co.	57,250
1,523	Church & Dwight Co., Inc.	159,473
920	Clorox Co. (The)	149,417
28,320	Coca-Cola Co. (The)	1,763,203
6,213	Colgate-Palmolive Co.	564,824
3,543	Conagra Brands, Inc.	98,318
1,126	Constellation Brands, Inc., Class A	248,846
3,203	Costco Wholesale Corp.	2,934,813
1,588	Dollar General Corp.	120,402
1,412	Dollar Tree, Inc.*	105,815
1,759	Estee Lauder Cos., Inc. (The), Class A	131,890
3,908	General Mills, Inc.	249,213
1,053	Hershey Co. (The)	178,325
1,923	Hormel Foods Corp.	60,324
781	J M Smucker Co. (The)	86,004
1,872	Kellanova	151,576
14,073	Kenvue, Inc.	300,458
8,278	Keurig Dr Pepper, Inc.	265,889
2,390	Kimberly-Clark Corp.	313,186
6,815	Kraft Heinz Co. (The)	209,289
4,767	Kroger Co. (The)	291,502
1,058	Lamb Weston Holdings, Inc.	70,706
1,737	McCormick & Co., Inc.	132,429
1,297	Molson Coors Beverage Co., Class B	74,344
9,641	Mondelez International, Inc., Class A	575,857
4,811	Monster Beverage Corp.*	252,866
10,011	PepsiCo, Inc.	1,522,273

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples – (continued)
11,340	Philip Morris International, Inc.	$1,364,769
17,032	Procter & Gamble Co. (The)	2,855,415
3,487	Sysco Corp.	266,616
3,349	Target Corp.	452,718
1,804	Tyson Foods, Inc., Class A	103,622
5,236	Walgreens Boots Alliance, Inc.	48,852
31,477	Walmart, Inc.	2,843,947

		19,957,109

Energy – 3.2%
2,793	APA Corp.	64,490
7,128	Baker Hughes Co.	292,391
12,171	Chevron Corp.	1,762,848
9,308	ConocoPhillips	923,074
5,317	Coterra Energy, Inc.	135,796
4,795	Devon Energy Corp.	156,940
1,353	Diamondback Energy, Inc.	221,662
3,952	EOG Resources, Inc.	484,436
4,410	EQT Corp.	203,345
31,947	Exxon Mobil Corp.	3,436,539
6,279	Halliburton Co.	170,726
1,932	Hess Corp.	256,975
14,305	Kinder Morgan, Inc.	391,957
2,327	Marathon Petroleum Corp.	324,617
4,948	Occidental Petroleum Corp.	244,481
4,316	ONEOK, Inc.	433,326
3,000	Phillips 66	341,790
10,310	Schlumberger NV	395,286
1,670	Targa Resources Corp.	298,095
134	Texas Pacific Land Corp.	148,199
2,287	Valero Energy Corp.	280,363
8,977	Williams Cos., Inc. (The)	485,835

		11,453,171

Financials – 13.6%
3,630	Aflac, Inc.	375,487
1,923	Allstate Corp. (The)	370,735
4,059	American Express Co.	1,204,671
4,752	American International Group, Inc.	345,946
823	Ameriprise Financial, Inc.	438,190
1,600	Aon PLC, Class A	574,656
3,282	Apollo Global Management, Inc.	542,055
2,713	Arch Capital Group Ltd.	250,546
1,569	Arthur J Gallagher & Co.	445,361
370	Assurant, Inc.	78,891
49,082	Bank of America Corp.	2,157,154
6,453	Bank of New York Mellon Corp. (The)	495,784
13,373	Berkshire Hathaway, Inc., Class B*	6,061,713
1,160	Blackrock, Inc.	1,189,128
5,462	Blackstone, Inc.	941,758
1,646	Brown & Brown, Inc.	167,925
2,832	Capital One Financial Corp.	505,002
813	Cboe Global Markets, Inc.	158,860
11,232	Charles Schwab Corp. (The)	831,280
2,745	Chubb Ltd.	758,443
1,091	Cincinnati Financial Corp.	156,777

Shares	Description	Value

Common Stocks – (continued)

Financials – (continued)
14,080	Citigroup, Inc.	$991,091
3,371	Citizens Financial Group, Inc.	147,515
2,756	CME Group, Inc.	640,026
511	Corpay, Inc.*	172,933
1,829	Discover Financial Services	316,838
159	Erie Indemnity Co., Class A	65,545
297	Everest Group Ltd.	107,651
311	FactSet Research Systems, Inc.	149,367
3,890	Fidelity National Information Services, Inc.	314,195
4,431	Fifth Third Bancorp	187,343
4,169	Fiserv, Inc.*	856,396
4,658	Franklin Resources, Inc.	94,511
1,884	Global Payments, Inc.	211,121
606	Globe Life, Inc.	67,581
2,140	Hartford Financial Services Group, Inc. (The)	234,116
10,201	Huntington Bancshares, Inc.	165,970
4,658	Intercontinental Exchange, Inc.	694,089
6,014	Invesco Ltd.	105,125
434	Jack Henry & Associates, Inc.	76,080
20,497	JPMorgan Chase & Co.	4,913,336
7,478	KeyCorp	128,173
5,253	KKR & Co., Inc.	776,971
1,361	Loews Corp.	115,263
1,152	M&T Bank Corp.	216,587
301	MarketAxess Holdings, Inc.	68,038
3,557	Marsh & McLennan Cos., Inc.	755,542
5,953	Mastercard, Inc., Class A	3,134,671
4,339	MetLife, Inc.	355,277
1,281	Moody’s Corp.	606,387
9,615	Morgan Stanley	1,208,798
626	MSCI, Inc.	375,606
3,894	Nasdaq, Inc.	301,045
2,020	Northern Trust Corp.	207,050
7,314	PayPal Holdings, Inc.*	624,250
2,862	PNC Financial Services Group, Inc. (The)	551,937
1,598	Principal Financial Group, Inc.	123,701
4,235	Progressive Corp. (The)	1,014,748
2,682	Prudential Financial, Inc.	317,897
1,593	Raymond James Financial, Inc.	247,441
6,111	Regions Financial Corp.	143,731
2,463	S&P Global, Inc.	1,226,648
2,928	State Street Corp.	287,383
2,927	Synchrony Financial	190,255
2,121	T. Rowe Price Group, Inc.	239,864
1,647	Travelers Cos., Inc. (The)	396,746
9,598	Truist Financial Corp.	416,361
11,276	US Bancorp	539,331
12,543	Visa, Inc., Class A	3,964,090
1,939	W R Berkley Corp.	113,470
24,275	Wells Fargo & Co.	1,705,076
714	Willis Towers Watson PLC	223,653

		49,137,181

Health Care – 10.1%
12,551	Abbott Laboratories	1,419,644
12,875	AbbVie, Inc.	2,287,887

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
2,037	Agilent Technologies, Inc.	$273,651
519	Align Technology, Inc.*	108,217
3,947	Amgen, Inc.	1,028,746
3,785	Baxter International, Inc.	110,371
2,103	Becton Dickinson & Co.	477,108
1,049	Biogen, Inc.*	160,413
1,056	Bio-Techne Corp.	76,064
10,779	Boston Scientific Corp.*	962,780
14,707	Bristol-Myers Squibb Co.	831,828
1,603	Cardinal Health, Inc.	189,587
1,229	Cencora, Inc.	276,132
3,667	Centene Corp.*	222,147
394	Charles River Laboratories International, Inc.*	72,732
2,026	Cigna Group (The)	559,460
1,427	Cooper Cos., Inc. (The)*	131,184
9,255	CVS Health Corp.	415,457
4,658	Danaher Corp.	1,069,244
390	DaVita, Inc.*	58,324
2,800	Dexcom, Inc.*	217,756
4,272	Edwards Lifesciences Corp.*	316,256
1,686	Elevance Health, Inc.	621,965
5,730	Eli Lilly & Co.	4,423,560
3,364	GE HealthCare Technologies, Inc.	262,997
9,022	Gilead Sciences, Inc.	833,362
1,346	HCA Healthcare, Inc.	404,002
890	Henry Schein, Inc.*	61,588
1,597	Hologic, Inc.*	115,128
871	Humana, Inc.	220,981
593	IDEXX Laboratories, Inc.*	245,170
1,080	Incyte Corp.*	74,596
513	Insulet Corp.*	133,929
2,597	Intuitive Surgical, Inc.*	1,355,530
1,278	IQVIA Holdings, Inc.*	251,140
17,409	Johnson & Johnson	2,517,690
613	Labcorp Holdings, Inc.	140,573
900	McKesson Corp.	512,919
9,384	Medtronic PLC	749,594
18,330	Merck & Co., Inc.	1,823,468
151	Mettler-Toledo International, Inc.*	184,776
2,447	Moderna, Inc.*	101,746
411	Molina Healthcare, Inc.*	119,621
41,292	Pfizer, Inc.	1,095,477
807	Quest Diagnostics, Inc.	121,744
760	Regeneron Pharmaceuticals, Inc.*	541,371
1,051	ResMed, Inc.	240,353
877	Revvity, Inc.	97,882
991	Solventum Corp.*	65,465
685	STERIS PLC	140,809
2,494	Stryker Corp.	897,965
321	Teleflex, Inc.	57,132
2,783	Thermo Fisher Scientific, Inc.	1,447,800
6,684	UnitedHealth Group, Inc.	3,381,168
441	Universal Health Services, Inc., Class B	79,124

Shares	Description	Value

Common Stocks – (continued)

Health Care – (continued)
1,867	Vertex Pharmaceuticals, Inc.*	$751,841
8,917	Viatris, Inc.	111,017
430	Waters Corp.*	159,521
515	West Pharmaceutical Services, Inc.	168,693
1,426	Zimmer Biomet Holdings, Inc.	150,628
3,243	Zoetis, Inc.	528,382

		36,455,695

Industrials – 8.1%
3,942	3M Co.	508,873
660	A O Smith Corp.	45,019
611	Allegion PLC	79,845
1,620	AMETEK, Inc.	292,021
2,926	Automatic Data Processing, Inc.	856,528
534	Axon Enterprise, Inc.*	317,367
5,422	Boeing Co. (The)*	959,694
813	Broadridge Financial Solutions, Inc.	183,811
842	Builders FirstSource, Inc.*	120,347
802	C.H. Robinson Worldwide, Inc.	82,863
6,212	Carrier Global Corp.	424,031
3,541	Caterpillar, Inc.	1,284,533
2,468	Cintas Corp.	450,904
6,310	Copart, Inc.*	362,131
14,144	CSX Corp.	456,427
983	Cummins, Inc.	342,674
1,139	Dayforce, Inc.*	82,737
1,868	Deere & Co.	791,472
4,722	Delta Air Lines, Inc.	285,681
963	Dover Corp.	180,659
2,905	Eaton Corp. PLC	964,082
4,148	Emerson Electric Co.	514,062
905	Equifax, Inc.	230,639
813	Expeditors International of Washington, Inc.	90,056
4,018	Fastenal Co.	288,934
1,639	FedEx Corp.	461,100
2,466	Fortive Corp.	184,950
2,019	GE Vernova, Inc.	664,110
441	Generac Holdings, Inc.*	68,377
1,859	General Dynamics Corp.	489,828
7,907	General Electric Co.	1,318,808
4,720	Honeywell International, Inc.	1,066,201
3,008	Howmet Aerospace, Inc.	328,985
394	Hubbell, Inc.	165,043
267	Huntington Ingalls Industries, Inc.	50,455
516	IDEX Corp.	107,994
1,900	Illinois Tool Works, Inc.	481,764
2,918	Ingersoll Rand, Inc.	263,962
550	J.B. Hunt Transport Services, Inc.	93,863
883	Jacobs Solutions, Inc.	117,986
4,931	Johnson Controls International PLC	389,204
1,350	L3Harris Technologies, Inc.	283,878
953	Leidos Holdings, Inc.	137,289
225	Lennox International, Inc.	137,092
1,515	Lockheed Martin Corp.	736,199

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Common Stocks – (continued)

Industrials – (continued)
1,552	Masco Corp.	$112,629
365	Nordson Corp.	76,373
1,653	Norfolk Southern Corp.	387,959
972	Northrop Grumman Corp.	456,150
1,326	Old Dominion Freight Line, Inc.	233,906
2,914	Otis Worldwide Corp.	269,866
3,944	PACCAR, Inc.	410,255
946	Parker-Hannifin Corp.	601,684
2,188	Paychex, Inc.	306,801
327	Paycom Software, Inc.	67,025
1,196	Pentair PLC	120,365
1,082	Quanta Services, Inc.	341,966
1,453	Republic Services, Inc.	292,314
815	Rockwell Automation, Inc.	232,919
1,786	Rollins, Inc.	82,781
9,636	RTX Corp.	1,115,078
370	Snap-on, Inc.	125,608
4,226	Southwest Airlines Co.	142,078
1,145	Stanley Black & Decker, Inc.	91,932
1,336	Textron, Inc.	102,191
1,637	Trane Technologies PLC	604,626
429	TransDigm Group, Inc.	543,663
15,314	Uber Technologies, Inc.*	923,740
4,442	Union Pacific Corp.	1,012,954
2,448	United Airlines Holdings, Inc.*	237,701
5,295	United Parcel Service, Inc., Class B	667,699
506	United Rentals, Inc.	356,447
1,775	Veralto Corp.	180,784
1,045	Verisk Analytics, Inc.	287,824
312	W.W. Grainger, Inc.	328,864
2,674	Waste Management, Inc.	539,586
1,247	Westinghouse Air Brake Technologies Corp.	236,419
1,708	Xylem, Inc.	198,162

		29,430,827

Information Technology – 32.4%
4,517	Accenture PLC, Class A (Ireland)	1,589,035
3,189	Adobe, Inc.*	1,418,085
11,799	Advanced Micro Devices, Inc.*	1,425,201
1,048	Akamai Technologies, Inc.*	100,241
8,841	Amphenol Corp., Class A	614,007
3,585	Analog Devices, Inc.	761,669
612	ANSYS, Inc.*	206,446
109,762	Apple, Inc.	27,486,600
5,995	Applied Materials, Inc.	974,967
7,531	Arista Networks, Inc.*	832,401
1,557	Autodesk, Inc.*	460,203
33,929	Broadcom, Inc.	7,866,099
1,997	Cadence Design Systems, Inc.*	600,019
965	CDW Corp.	167,949
29,039	Cisco Systems, Inc.	1,719,109
3,460	Cognizant Technology Solutions Corp., Class A	266,074
5,569	Corning, Inc.	264,639
1,687	Crowdstrike Holdings, Inc., Class A*	577,224
2,253	Dell Technologies, Inc., Class C	259,636

Shares	Description	Value

Common Stocks – (continued)

Information Technology – (continued)
955	Enphase Energy, Inc.*	$65,589
402	EPAM Systems, Inc.*	93,996
408	F5, Inc.*	102,600
180	Fair Isaac Corp.*	358,367
766	First Solar, Inc.*	135,000
4,608	Fortinet, Inc.*	435,364
553	Gartner, Inc.*	267,912
3,976	Gen Digital, Inc.	108,863
1,055	GoDaddy, Inc., Class A*	208,225
9,636	Hewlett Packard Enterprise Co.	205,729
6,864	HP, Inc.	223,972
31,470	Intel Corp.	630,974
6,736	International Business Machines Corp.	1,480,775
2,039	Intuit, Inc.	1,281,512
819	Jabil, Inc.	117,854
2,150	Juniper Networks, Inc.	80,518
1,259	Keysight Technologies, Inc.*	202,233
970	KLA Corp.	611,216
9,349	Lam Research Corp.	675,278
3,871	Microchip Technology, Inc.	222,002
8,085	Micron Technology, Inc.	680,434
54,016	Microsoft Corp.	22,767,744
357	Monolithic Power Systems, Inc.	211,237
1,238	Motorola Solutions, Inc.	572,241
1,455	NetApp, Inc.	168,896
178,143	NVIDIA Corp.	23,922,823
1,845	NXP Semiconductors NV (China)	383,483
3,066	ON Semiconductor Corp.*	193,311
11,771	Oracle Corp.	1,961,519
14,924	Palantir Technologies, Inc., Class A*	1,128,702
4,732	Palo Alto Networks, Inc.*	861,035
819	PTC, Inc.*	150,590
8,074	QUALCOMM, Inc.	1,240,328
767	Roper Technologies, Inc.	398,725
6,943	Salesforce, Inc.	2,321,253
1,574	Seagate Technology Holdings PLC	135,852
1,494	ServiceNow, Inc.*	1,583,819
1,132	Skyworks Solutions, Inc.	100,386
3,677	Super Micro Computer, Inc.*	112,075
1,124	Synopsys, Inc.*	545,545
2,126	TE Connectivity PLC (Switzerland)	303,954
312	Teledyne Technologies, Inc.*	144,809
1,164	Teradyne, Inc.	146,571
6,618	Texas Instruments, Inc.	1,240,941
1,777	Trimble, Inc.*	125,563
288	Tyler Technologies, Inc.*	166,072
619	VeriSign, Inc.*	128,108
2,578	Western Digital Corp.*	153,726
1,528	Workday, Inc., Class A*	394,270
391	Zebra Technologies Corp., Class A*	151,012

		117,492,607

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Shares	Description	Value

Common Stocks – (continued)

Materials – 1.9%
1,611	Air Products and Chemicals, Inc.	$467,254
867	Albemarle Corp.	74,631
10,571	Amcor PLC	99,473
567	Avery Dennison Corp.	106,103
2,159	Ball Corp.	119,026
890	Celanese Corp.	61,597
1,235	CF Industries Holdings, Inc.	105,370
4,975	Corteva, Inc.	283,376
5,178	Dow, Inc.	207,793
3,025	DuPont de Nemours, Inc.	230,656
891	Eastman Chemical Co.	81,366
1,786	Ecolab, Inc.	418,496
935	FMC Corp.	45,450
10,522	Freeport-McMoRan, Inc.	400,678
1,843	International Flavors & Fragrances, Inc.	155,826
2,571	International Paper Co.	138,371
3,457	Linde PLC	1,447,342
1,922	LyondellBasell Industries NV, Class A	142,747
453	Martin Marietta Materials, Inc.	233,975
2,411	Mosaic Co. (The)	59,262
8,318	Newmont Corp.	309,596
1,726	Nucor Corp.	201,441
628	Packaging Corp. of America	141,382
1,630	PPG Industries, Inc.	194,703
1,703	Sherwin-Williams Co. (The)	578,901
3,626	Smurfit WestRock PLC	195,296
1,050	Steel Dynamics, Inc.	119,774
950	Vulcan Materials Co.	244,369

		6,864,254

Real Estate – 2.1%
1,193	Alexandria Real Estate Equities, Inc. REIT	116,377
3,496	American Tower Corp. REIT	641,201
1,001	AvalonBay Communities, Inc. REIT	220,190
1,218	BXP, Inc. REIT	90,570
749	Camden Property Trust REIT	86,914
2,185	CBRE Group, Inc., Class A*	286,869
2,895	CoStar Group, Inc.*	207,253
3,212	Crown Castle, Inc. REIT	291,521
2,296	Digital Realty Trust, Inc. REIT	407,150
704	Equinix, Inc. REIT	663,795
2,372	Equity Residential REIT	170,215
476	Essex Property Trust, Inc. REIT	135,869
1,518	Extra Space Storage, Inc. REIT	227,093
489	Federal Realty Investment Trust REIT	54,744
5,221	Healthpeak Properties, Inc. REIT	105,830
5,284	Host Hotels & Resorts, Inc. REIT	92,576
4,039	Invitation Homes, Inc. REIT	129,127
2,229	Iron Mountain, Inc. REIT	234,290
5,017	Kimco Realty Corp. REIT	117,548
804	Mid-America Apartment Communities, Inc. REIT	124,274
6,769	Prologis, Inc. REIT	715,483

Shares	Description	Value

Common Stocks – (continued)

Real Estate – (continued)
1,136	Public Storage REIT	$340,164
6,145	Realty Income Corp. REIT	328,204
986	Regency Centers Corp. REIT	72,895
824	SBA Communications Corp. REIT	167,931
2,379	Simon Property Group, Inc. REIT	409,688
2,094	UDR, Inc. REIT	90,901
3,059	Ventas, Inc. REIT	180,144
7,572	VICI Properties, Inc. REIT	221,178
4,238	Welltower, Inc. REIT	534,115
4,933	Weyerhaeuser Co. REIT	138,864

		7,602,973

Utilities – 2.3%
5,892	AES Corp. (The)	75,830
1,814	Alliant Energy Corp.	107,280
1,819	Ameren Corp.	162,146
3,883	American Electric Power Co., Inc.	358,129
1,365	American Water Works Co., Inc.	169,929
965	Atmos Energy Corp.	134,396
4,829	CenterPoint Energy, Inc.	153,224
2,080	CMS Energy Corp.	138,632
2,423	Consolidated Edison, Inc.	216,204
2,286	Constellation Energy Corp.	511,401
6,134	Dominion Energy, Inc.	330,377
1,526	DTE Energy Co.	184,264
5,710	Duke Energy Corp.	615,195
2,801	Edison International	223,632
3,215	Entergy Corp.	243,761
1,747	Evergy, Inc.	107,528
2,567	Eversource Energy	147,423
7,563	Exelon Corp.	284,671
3,552	FirstEnergy Corp.	141,299
14,984	NextEra Energy, Inc.	1,074,203
3,586	NiSource, Inc.	131,821
1,539	NRG Energy, Inc.	138,849
16,248	PG&E Corp.	327,885
889	Pinnacle West Capital Corp.	75,360
4,933	PPL Corp.	160,125
3,663	Public Service Enterprise Group, Inc.	309,487
4,780	Sempra	419,302
7,990	Southern Co. (The)	657,737
2,516	Vistra Corp.	346,881
2,155	WEC Energy Group, Inc.	202,656
4,084	Xcel Energy, Inc.	275,752

		8,425,379

TOTAL COMMON STOCKS (Cost $332,325,688)		361,493,693

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Schedule of Investments (continued) December 31, 2024

Shares	Description	Value

Exchange-Traded Fund – 0.2%

1,292	iShares Core S&P 500 ETF
(Cost $745,023)		$760,575

TOTAL INVESTMENTS – 100.0% (Cost $333,070,711)		$362,254,268

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		54,984

NET ASSETS – 100.0%		$362,309,252

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	$596.00	01/27/2025	(623)	$(37,131)	$(261,233)	$ (505,720)	$ 244,487
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	594.00	01/20/2025	(626)	(37,184)	(243,752)	(650,258)	406,506
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	609.00	01/13/2025	(59)	(3,593)	(721)	(41,993)	41,272
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	606.00	01/13/2025	(748)	(45,329)	(19,203)	(459,833)	440,630
SPDR S&P 500 ETF Trust	Morgan Stanley and Co.	609.00	01/06/2025	(587)	(35,748)	(137)	(341,487)	341,350

Total written option contracts				(2,643)	$(158,985)	$(525,046)	$ (1,999,291)	$ 1,474,245

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Assets and Liabilities December 31, 2024

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Assets:

Investments, at value (cost $306,158,895 and $333,070,711, respectively)	$340,123,880	$362,254,268
Cash	869,643	1,188,841
Receivables:
Investments sold	38,954,920	—
Dividends	118,625	218,714

Total assets	380,067,068	363,661,823

Liabilities:

Written options, at value (premiums received $2,696,201 and $1,999,291, respectively)	667,242	525,046
Payables:
Fund shares redeemed	39,178,283	—
Due to broker	307,209	781,968
Management fees	43,674	45,557

Total liabilities	40,196,408	1,352,571

Net Assets:

Paid-in capital	315,019,577	338,149,498
Total distributable earnings	24,851,083	24,159,754

NET ASSETS	$339,870,660	$362,309,252

SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	6,940,000	7,340,000

Net asset value per share:	$48.97	$49.36

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Operations

	Nasdaq-100 Core Premium Income ETF		S&P 500 Core Premium Income ETF
	For the Period September 1, 2024 to December 31, 2024 †	For the Period October 24, 2023* to August 31, 2024	For the Period September 1, 2024 to December 31, 2024 †	For the Period October 24, 2023* to August 31, 2024

Investment Income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $915, $820, $187 and $485, respectively)	$733,086	$475,126	$1,211,378	$982,461

Dividends — affiliated issuers	15,144	13,268	21,642	27,689

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuer	90	406	1	—

Total Investment Income	748,320	488,800	1,233,021	1,010,150

Expenses:

Management fees	293,312	182,408	301,706	231,208

Trustee fees	14,518	14,077	14,538	14,173

Total expenses	307,830	196,485	316,244	245,381

Less — expense reductions	(53,354)	(34,159)	(55,049)	(43,014)

Net expenses	254,476	162,326	261,195	202,367

NET INVESTMENT INCOME	493,844	326,474	971,826	807,783

Realized and Unrealized gain (loss):

Net realized gain (losses) from:

Investments — unaffiliated issuers	(4,176,434)	(2,469,021)	(1,362,283)	(2,310,770)

In-Kind redemptions	12,428	155,399	—	431,973

Foreign currency transactions	362	(16)	—	—

Written options	(1,685,413)	(1,388,531)	(265,722)	(2,300,094)

Net change in unrealized gain (losses) on:

Investments — unaffiliated issuers	21,519,916	12,445,069	9,944,503	19,239,054

Written options	2,208,941	(179,982)	2,167,334	(693,089)

Net realized and unrealized gain	17,879,800	8,562,918	10,483,832	14,367,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,373,644	$8,889,392	$11,455,658	$15,174,857

†   The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

* Commencement of operations.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Changes in Net Assets

	Nasdaq-100 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024	For the Period October 24, 2023 * to August 31, 2024

From operations:

Net investment income	$493,844	$326,474

Net realized loss	(5,849,057)	(3,702,169)

Net change in unrealized gain	23,728,857	12,265,087

Net increase in net assets resulting from operations	18,373,644	8,889,392

Distributions to shareholders:

From distributable earnings	(1,930,464)	(326,458)

From return of capital	(6,752,871)	(4,661,971)

Total distributions to shareholders	(8,683,335)	(4,988,429)

From share transactions:

Proceeds from sales of shares	204,602,665	247,797,903

Cost of shares redeemed	(84,676,228)	(41,444,952)

Net increase in net assets resulting from share transactions	119,926,437	206,352,951

TOTAL INCREASE	129,616,746	210,253,914

Net assets:

Beginning of period	210,253,914	–

End of period	$339,870,660	$210,253,914

† The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Statements of Changes in Net Assets (continued)

	S&P 500 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024	For the Period October 24, 2023 * to August 31, 2024

From operations:

Net investment income	$971,826	$807,783

Net realized loss	(1,628,005)	(4,178,891)

Net change in unrealized gain	12,111,837	18,545,965

Net increase in net assets resulting from operations	11,455,658	15,174,857

Distributions to shareholders:

From distributable earnings	(1,230,787)	(807,783)

From return of capital	(5,954,977)	(4,437,473)

Total distributions to shareholders	(7,185,764)	(5,245,256)

From share transactions:

Proceeds from sales of shares	172,351,939	228,256,090

Cost of shares redeemed	(12,412,297)	(40,085,975)

Net increase in net assets resulting from share transactions	159,939,642	188,170,115

TOTAL INCREASE	164,209,536	198,099,716

Net assets:

Beginning of period	198,099,716	–

End of period	$362,309,252	$198,099,716

† The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.

* Commencement of operations.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NASDAQ - 100 CORE PREMIUM INCOME ETF

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Nasdaq-100 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$47.04		$40.39

Net investment income(a)	0.09		0.23

Net realized and unrealized gain	3.51		10.01

Total from investment operations	3.60		10.24

Distributions to shareholders from net investment income	(0.37)		(0.23)

Distributions to shareholders from return of capital	(1.30)		(3.36)

Total distributions	(1.67)		(3.59)

Net asset value, end of period	$48.97		$47.04

Market price, end of period	$49.03		$47.20

Total Return at Net Asset Value(b)	7.89%		26.00%

Net assets, end of period (in 000’s)	$339,871		$210,254

Ratio of net expenses to average net assets	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	0.55	%(c)	0.58	%(c)

Portfolio turnover rate(d)	4%		14%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS S&P 500 CORE PREMIUM INCOME ETF

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	S&P 500 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023* to August 31, 2024

Per Share Operating Performance:

Net asset value, beginning of period	$48.32		$40.30

Net investment income(a)	0.18		0.46

Net realized and unrealized gain	2.25		10.47

Total from investment operations	2.43		10.93

Distributions to shareholders from net investment income	(0.24)		(0.45)

Distributions to shareholders from return of capital	(1.15)		(2.46)

Total distributions	(1.39)		(2.91)

Net asset value, end of period	$49.36		$48.32

Market price, end of period	$49.45		$48.52

Total Return at Net Asset Value(b)	5.14%		27.79%

Net assets, end of period (in 000’s)	$362,309		$198,100

Ratio of net expenses to average net assets	0.29	%(c)	0.29	%(c)

Ratio of total expenses to average net assets	0.35	%(c)	0.35	%(c)

Ratio of net investment income to average net assets	1.08	%(c)	1.15	%(c)

Portfolio turnover rate(d)	1%		10%

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements December 31, 2024

1. ORGANIZATION

Goldman Sachs ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust on December 16, 2009. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund *	Diversified/ Non-Diversified

Goldman Sachs Nasdaq-100 Core Premium Income ETF	Non-Diversified

Goldman Sachs S&P 500 Core Premium Income ETF	Diversified

*	Effective December 31, 2024, the Funds changed their fiscal year end from August 31 to December 31.

The investment objective of each Fund is to seek current income while maintaining prospects for capital appreciation.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. Each Fund is an exchange-traded fund (“ETF”). Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

17

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. For the Funds, income distributions, if any, are normally declared and paid monthly. Capital gains distributions, if any, are normally declared and paid annually. Because the Fund seeks to provide monthly distributions at a relatively stable rate, shareholders may receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day

18

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

19

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

Nasdaq-100 Core Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$2,544,666	$—	$—
Europe	2,921,559	—	—
North America	332,800,775	—	—
South America	1,856,880	—	—

Total	$340,123,880	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(667,242)	$—

S&P 500 Core Premium Income ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$383,483	$—	$—
Europe	2,003,728	—	—
North America	359,106,482	—	—
Exchange-Traded Fund	760,575	—	—

Total	$362,254,268	$—	$—

Derivative Type

Liabilities

Written Options Contracts	$—	$(525,046)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2024. These instruments were used as part of the Funds’ investment

20

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

4. INVESTMENTS IN DERIVATIVES (continued)

strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Nasdaq-100 Core Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$(667,242)

S&P 500 Core Premium Income ETF

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Written options at value	$—	Written options at value	$(525,046)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of December 31, 2024 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal period ended December 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Nasdaq-100 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(1,685,412)	$2,208,941

S&P 500 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(265,722)	2,167,334

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the prior period ended August 31, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

21

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

4. INVESTMENTS IN DERIVATIVES (continued)

Nasdaq-100 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	$(1,388,531)	$(179,982)

S&P 500 Core Premium Income ETF

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from written options/Net change in unrealized gain (loss) on written options	(2,300,094)	(693,089)

For the fiscal period ended December 31, 2024, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Core Premium Income ETF	2,215

S&P 500 Core Premium Income ETF	1,959

(a)

Amounts disclosed represent average number of contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the fiscal period ended December 31, 2024.

For the prior period ended August 31, 2024, the relevant values for each derivative type was as follows:

Average number of Contracts(a)

Fund	Written Options

Nasdaq-100 Core Premium Income ETF	573

S&P 500 Core Premium Income ETF	656

(a)

Amounts disclosed represent average number of contracts based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the prior period ended August 31, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of each Fund, excluding payments under a Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

For the fiscal period ended December 31, 2024 and the prior period ended August 31, 2024, contractual and effective net unitary management fees with GSAM for each Fund were at the following rates:

22

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Contractual Unitary Management Fee	Effective Net Unitary Management Fee*

Goldman Sachs Nasdaq-100 Core Premium Income ETF	0.35%	0.29%

Goldman Sachs S&P 500 Core Premium Income ETF	0.35%	0.29%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.29% as an annual percentage rate of average daily net assets of each Fund. These arrangements will remain in effect through at least December 29, 2025, and prior to such date GSAM may not terminate the arrangement without the approval of the Board of Trustees. For the period September 1, 2024 to December 31, 2024, GSAM waived $52,771 and $54,213 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively. For the prior period ended August 31, 2024, GSAM waived $33,683 and $42,065 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the period September 1, 2024 to December 31, 2024, GSAM waived $583 and $836 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively. For the prior period ended August 31, 2024, GSAM waived $476 and $949 of the Funds’ management fees for Nasdaq-100 Core Premium Income ETF and S&P 500 Core Premium Income ETF, respectively.

B.  Other Transactions with Affiliates — For the fiscal period ended December 31, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the fiscal period ended December 31, 2024:

Nasdaq-100 Core Premium Income ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$473,836	$10,636,379	$(11,110,215)	$–	–	$15,144

S&P 500 Core Premium Income ETF
Underlying Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024	Shares as of December 31, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	820,587	10,031,297	(10,851,884)	–	–	21,642

The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Treasury Obligations Fund as of and for the prior period ended August 31, 2024.

23

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Nasdaq-100 Core Premium Income ETF
Underlying Fund	Beginning value as of October 24, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	$–	$11,751,622	$(11,277,786)	$473,836	473,836	$13,268

S&P 500 Core Premium Income ETF
Underlying Fund	Beginning value as of October 24, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2024	Shares as of August 31, 2024	Dividend Income

Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Shares

	–	13,114,208	(12,293,621)	820,587	820,587	27,689

6. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

Share activity is as follows:

	Goldman Sachs Nasdaq-100 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	4,190,000	$204,602,665	5,360,000	$247,797,903

Shares redeemed	(1,720,000)	(84,676,228)	(890,000)	(41,444,952)

NET INCREASE IN SHARES	2,470,000	$119,926,437	4,470,000	$206,352,951

24

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

6. CREATION AND REDEMPTION OF CREATION UNITS (continued)

	Goldman Sachs S&P 500 Core Premium Income ETF †

	For the Period September 1, 2024 to December 31, 2024		For the Period October 24, 2023(a) to August 31, 2024

	Shares	Dollars	Shares	Dollars

Fund Share Activity

Shares sold	3,490,000	$172,351,939	4,950,000	$228,256,090

Shares redeemed	(250,000)	(12,412,297)	(850,000)	(40,085,975)

NET INCREASE IN SHARES	3,240,000	$159,939,642	4,100,000	$188,170,115

†	The Fund changed its fiscal year end from August 31 to December 31 on December 31, 2024.
(a)	Commenced operations on October 24, 2023.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal period ended December 31, 2024, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Core Premium Income ETF	$9,872,719	$45,512,668

S&P 500 Core Premium Income ETF	3,656,408	17,244,409

The purchases and sales from in-kind creation and redemption transactions for the fiscal period ended December 31, 2024, were as follows:

Fund	Purchases	Sales

Nasdaq-100 Core Premium Income ETF	$201,390,796	$54,162,960

S&P 500 Core Premium Income ETF	168,277,944	—

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under

25

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

8. SECURITIES LENDING (continued)

the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of December 31, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of December 31, 2024.

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal period ended December 31, 2024 and the prior period ended August 2024, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal period ended December 31, 2024:

Fund	Beginning value as of August 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of December 31, 2024

Nasdaq-100 Core Premium Income ETF	$—	$1,595,094	$(1,595,094)	$—

S&P 500 Core Premium Income ETF	—	24,725	(24,725)	—

9. TAX INFORMATION

The tax character of distributions paid during the fiscal period ended December 31, 2024 were as follows:

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Distributions paid from:

Ordinary Income	$1,930,464	$1,230,787

Total taxable distributions	$1,930,464	$1,230,787

Return of Capital	$6,752,871	$5,954,977

The tax character of distributions paid during the period ended August 31, 2024 were as follows:

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Distributions paid from:

Ordinary Income	$326,458	$807,783

Total taxable distributions	$326,458	$807,783

Return of Capital	$4,661,971	$4,437,473

26

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

9. TAX INFORMATION (continued)

As of December 31, 2024, the components of accumulated earnings (losses) on a tax-basis were as follows:

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Timing differences — (Straddle Loss Deferrals, Real Estate Investment Trusts, and Post October Capital Loss Deferral)	$(11,125,233)	$(6,476,986)

Unrealized gains (losses) — net	35,976,316	30,636,740

Total accumulated earnings (losses) — net	$24,851,083	$24,159,754

For the fiscal period ended December 31, 2024, the Nasdaq-100 Core Premium Income ETF Fund and S&P 500 Core Premium Income Fund utilized $344,740 and $918,966, respectively, in Capital Loss Carryforwards.

As of December 31, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Nasdaq-100 Core Premium Income ETF	S&P 500 Core Premium Income ETF

Tax Cost	$306,176,523	$333,091,773

Gross unrealized gain	45,710,535	41,628,227

Gross unrealized loss	(9,734,219)	(10,991,487)

Net unrealized gain (loss)	$35,976,316	$30,636,740

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

10. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

FLEX Options Risk — The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest

27

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

Notes to Financial Statements (continued) December 31, 2024

10. OTHER RISKS (continued)

in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure

28

GOLDMAN SACHS CORE PREMIUM INCOME ETFS

11. INDEMNIFICATIONS (continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

13. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust and Shareholders of Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Nasdaq-100 Core Premium Income ETF and Goldman Sachs S&P 500 Core Premium Income ETF (two of the funds constituting Goldman Sachs ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 1, 2024 through December 31, 2024 and for the period October 24, 2023 (commencement of operations) through August 31, 2024. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period September 1, 2024 through December 31, 2024 and October 24, 2023 (commencement of operations) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

30

(This page intentionally left blank)

TRUSTEES
Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener
THE BANK OF NEW YORK MELLON
Transfer Agent
ALPS DISTRIBUTORS, INC.
Distributor
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser
200 West Street, New York, New York 10282
OFFICERS
James A. McNamara, President
Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer
Robert Griffith, Secretary
© 2025 Goldman Sachs. All rights reserved. PREINCETFAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs ETF Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust

Date:	March 5, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust

Date:	March 5, 2025